Cover	Feb. 27, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amended to reflect changes from 10-Qa
Document Period End Date	Feb. 27, 2023
Entity File Number	333-202398
Entity Registrant Name	ARMA SERVICES, INC.
Entity Central Index Key	0001625285
Entity Tax Identification Number	32-0449388
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7260 West Azure Drive
Entity Address, Address Line Two	Suite 140-920
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89130
City Area Code	416
Local Phone Number	881-2275
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false